Redeemable Noncontrolling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests

8. Redeemable Noncontrolling Interests

During the year ended December 31, 2013, the Company acquired 68.5% of the outstanding stock of Travelmob Pte. Ltd. (“travelmob”) and 55% of the outstanding stock of Bookabach Limited. During the year ended December 31, 2014, the Company acquired an additional 20% of the outstanding equity of Bookabach Limited, increasing its ownership to 75%. The redeemable noncontrolling interests are reported on the condensed consolidated balance sheets as redeemable noncontrolling interests.

The Company recognizes changes to the redemption value of noncontrolling interests as they occur by adjusting the carrying value to estimated redemption value at the end of each reporting period.

Changes in the Company’s redeemable noncontrolling interests are summarized in the table below (in thousands):

Balance at December 31, 2013	$10,584
Net loss attributable to noncontrolling interests	(1,839)
Changes to redemption value of noncontrolling interests	2,421
Repurchase of redeemable noncontrolling interests	(1,461)
Currency translation adjustments	37

Balance at December 31, 2014	$9,742
Net loss attributable to noncontrolling interests	(1,623)
Changes to redemption value of noncontrolling interests	914

Balance at September 30, 2015	$9,033

In October 2015, the Company acquired the remaining outstanding equity interest of travelmob (see Note 12).

10. Redeemable Noncontrolling Interests

During the year ended December 31, 2013, the Company acquired 68.5% of the outstanding stock of travelmob Pte. Ltd. and 55% of the outstanding stock of Bookabach Limited. During the year ended December 31, 2014, the Company acquired 20% of the outstanding equity held by the remaining shareholders of Bookabach Limited. The redeemable noncontrolling interests are reported on the Consolidated Balance Sheets in mezzanine equity in “Redeemable noncontrolling interests.”

The Company recognizes changes to the redemption value of noncontrolling interests as they occur and adjusts the carrying value to equal the redemption value at the end of each reporting period accordingly.

Changes in the Company’s redeemable noncontrolling interests for the year ended December 31, 2014 and 2013 are as follows (in thousands):

Balance at December 31, 2012	$—
Fair value at acquisition	10,966
Net loss attributable to noncontrolling interests	(395)
Currency translation adjustments	13

Balance at December 31, 2013	$10,584
Net loss attributable to noncontrolling interests	(1,839)
Changes to redemption value of noncontrolling interests	2,421
Repurchase of redeemable noncontrolling interests	(1,461)
Currency translation adjustments	37

Balance at December 31, 2014	$9,742